Leases-Lessor (Gross Amount of Machinery and Equipment and Related Accumulated Depreciation Under Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Leases-Lessor [Abstract]
Machinery and equipment	¥ 6,789	¥ 8,354
Less accumulated depreciation	5,796	6,661
Machinery and equipment under operating leases, net	¥ 993	¥ 1,693